Summary of Fair Values of Assets Acquired and Liabilities Assumed of Clinical Research Management, Inc. (Parenthetical) (Detail) $ in Millions	Sep. 15, 2016 USD ($)
Clinical Research Management Inc.
Business Acquisition [Line Items]
Other liabilities assumed	$ 9.2